Trade and Other Receivables (Schedule of Trade and Other Receivables) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Current Trade Receivables
Open accounts	[1]	₪ 402	₪ 423
Checks and credit cards receivables	[1]	191	141
Accrued income	[1]	136	122
Current maturity of long-term receivables	[1]	413	466
Current Trade Receivables	[1]	1,142	1,152
Other Receivables
Prepaid expenses		60	66
Others		9	18
Other receivables		69	84
Trade and other receivables		1,211	1,236
Non-current
Trade receivables	[1]	309	370
Rights of use of communications lines		323	342
Deposits and other receivables		20	22
Loan to a customer		120	114
Other		10	4
Trade and other receivables		782	852
Trade receivables		₪ 1,993	₪ 2,088

[1]	Net of allowance for doubtful debts.